Right to Use Assets and Leases payable - Summary of weighted average discount rates for the lease payable (Detail)	Dec. 31, 2020
Up to 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	7.20%
From 5 to 10 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	8.80%
From 10 to 15 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	8.90%
More than 15 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	9.20%